UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                   08/12/2009
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 24
                                       -----------------------------------------

Form 13F Information Table Value Total: $610,186
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109   6,578   1,021,400  SH                      Sole     1,021,400
BAIDU INC              SPON ADR REP A    056752108  25,864      85,900  SH                      Sole        85,900
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109  45,901     916,550  SH                      Sole       916,550
CHUNGHWA TELECOM CO
   LTD                 SPONS ADR NEW 09  17133Q403  19,976   1,007,369  SH                      Sole     1,007,369
CTRIP COM INTL LTD     ADR               22943F100  93,045   2,009,601  SH                      Sole     2,009,601
HDFC BANK LTD          ADR REPS 3 SHS    40415F101  23,970     232,427  SH                      Sole       232,427
HIMAX TECHNOLOGIES INC SPONSORED ADR     43289P106     945     252,000  SH                      Sole       252,000
HSBC HLDGS PLC         SPON ADR NEW      404280406  51,733   1,238,528  SH                      Sole     1,238,528
HUANENG PWR INTL INC   SPON ADR H SHS    443304100   5,990     213,400  SH                      Sole       213,400
ICICI BK LTD           ADR               45104G104  11,496     389,683  SH                      Sole       389,683
INFOSYS TECHNOLOGIES
   LTD                 SPONSORED ADR     456788108  14,999     407,790  SH                      Sole       407,790
KB FINANCIAL GROUP INC SPONSORED ADR     48241A105     821      24,639  SH                      Sole        24,639
KT CORP                SPONSORED ADR     48268K101     438      30,500  SH                      Sole        30,500
LG DISPLAY CO LTD      SPONS ADR REP     50186V102   3,382     270,800  SH                      Sole       270,800
MINDRAY MEDICAL INTL
   LTD                 SPON ADR          602675100  50,620   1,813,054  SH                      Sole     1,813,054
NETEASE COM INC        SPONSORED ADR     64110W102  69,787   1,983,700  SH                      Sole     1,983,700
NEW ORIENTAL ED & TECH
   GRP I               SPON ADR          647581107  75,103   1,114,950  SH                      Sole     1,114,950
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104   1,436      50,224  SH                      Sole        50,224
POSCO                  SPONSORED ADR     693483109   3,034      36,700  SH                      Sole        36,700
P T TELEKOMUNIKASI
   INDONESIA           SPONSORED ADR     715684106  44,400   1,480,980  SH                      Sole     1,480,980
SINA CORP              ORD               G81477104  26,217     889,300  SH                      Sole       889,300
SK TELECOM LTD         SPONSORED ADR     78440P108  28,046   1,851,191  SH                      Sole     1,851,191
SOHU COM INC           COM               83408W103   1,520      24,200  SH                      Sole        24,200
TAIWAN SEMICONDUCTOR
   MFG LTD             SPONSORED ADR     874039100   4,885     519,125  SH                      Sole       519,125